S000001152 [Member] Investment Strategy - TCW METWEST STRATEGIC INCOME FUND	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle, i.e., a period of time generally understood to be contained between two consecutive periods of heightened default activity within the global fixed income markets. Total return includes income and capital gains, but the Fund’s strategy is also intended to produce high income.
To implement some or all of these strategies, the Fund’s portfolio investments typically include corporate bonds, mezzanine investments, bank loans, preferred stock, common stock, warrants, convertible bonds, municipal securities, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), derivatives of asset-backed securities (including those involving net interest margins), other derivatives including credit default swaps and other swaps, currency futures and other futures, and options, foreign securities, U.S. Treasuries and agency securities, cash and cash equivalents, private placements, defaulted debt securities, restricted securities and unrated securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Under normal circumstances, the average dollar-weighted credit quality of the Fund’s long-term debt investments is investment grade or unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 50% of its assets in debt securities rated below investment grade (commonly known as “junk bonds”), or unrated and determined by the Adviser to be of comparable quality.
The Fund invests in the U.S. and abroad, including emerging markets. The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 30% of the Fund’s assets. The Fund may also invest up to 15% of its assets in emerging market securities. Derivatives are used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques.
The Fund may normally borrow or sell securities short each up to 33 1/3% of the value of its total assets.